Segmented Reporting - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 7,740	$ 7,185
Purchased power	3,724	3,579
Operation, maintenance and administration	1,226	1,081
Depreciation, amortization and asset removal costs	957	913
Income before financing charges and income tax expense	1,833	1,612
Capital investments	2,108	2,104
Total assets	31,290	30,221
Goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	2,080	1,826
Purchased power	0	0
Operation, maintenance and administration	464	414
Depreciation, amortization and asset removal costs	509	485
Income before financing charges and income tax expense	1,107	927
Capital investments	1,209	1,320
Total assets	18,747	18,109
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,660	5,359
Purchased power	3,724	3,579
Operation, maintenance and administration	744	664
Depreciation, amortization and asset removal costs	448	428
Income before financing charges and income tax expense	744	688
Capital investments	899	784
Total assets	11,880	11,475
Goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	18	3
Depreciation, amortization and asset removal costs	0	0
Income before financing charges and income tax expense	(18)	(3)
Capital investments	0	0
Total assets	$ 663	$ 637